Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Beamr Imaging Ltd.
Document Type	F-1
Amendment Flag	false
Entity Central Index Key	0001899005
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	10 HaManofim Street
Entity Address, City or Town	Herzeliya
Entity Address, Postal Zip Code	4672561
Entity Address, Country	IL
City Area Code	+1
Local Phone Number	-888-520-8735
Business Contact
Document Information Line Items
Entity Address, Address Line One	16185 Los Gatos BlvdSte 205
Entity Address, City or Town	Los Gatos
Entity Address, Postal Zip Code	95032
City Area Code	(650)
Local Phone Number	961-3098
Contact Personnel Name	Beamr, Inc.
Entity Address, State or Province	CA